Dreyfus Institutional Preferred Money Market Funds (“the Fund”)

- Dreyfus Institutional Preferred Money Market Fund

- Dreyfus Institutional Preferred Plus Money Market Fund

Incorporated herein by reference is the definitive version of the Supplement to the above-referenced Funds’ prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 12, 2013 (SEC Accession No. 0001171061-13-000023).